Fair value estimates - Recurring fair value measurements (Details) - BRL	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value estimates
Biological asset (Note 18)	BRL 4,253,008,000	BRL 4,351,641,000	BRL 4,114,998,000
Total assets	38,693,331,000	34,440,328,000
Recurring
Fair value estimates
Total assets	7,626,851,000	7,005,223,000
Financial liabilities	314,090,000	480,634,000
Transfers between levels
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Recurring | Fair Value, Level 1
Fair value estimates
Total assets	1,992,707,000	170,747,000
Recurring | Fair Value, Level 2
Fair value estimates
Total assets	1,231,547,000	2,355,714,000
Financial liabilities	314,090,000	480,634,000
Recurring | Fair Value, Level 3
Fair value estimates
Total assets	4,402,597,000	4,478,762,000
Recurring | Derivatives | At fair value through profit and loss
Fair value estimates
Financial liabilities	314,090,000	480,634,000
Recurring | Derivatives | At fair value through profit and loss | Fair Value, Level 2
Fair value estimates
Financial liabilities	314,090,000	480,634,000
Recurring | Derivatives | At fair value through profit and loss
Fair value estimates
Financial assets	448,292,000	499,046,000
Recurring | Derivatives | At fair value through profit and loss | Fair Value, Level 2
Fair value estimates
Financial assets	448,292,000	499,046,000
Recurring | Warrants and rights | At fair value through profit and loss
Fair value estimates
Financial assets	9,825,000	9,875,000
Recurring | Warrants and rights | At fair value through profit and loss | Fair Value, Level 3
Fair value estimates
Financial assets	9,825,000	9,875,000
Recurring | Marketable securities | At fair value through profit and loss
Fair value estimates
Financial assets	2,775,962,000	2,027,415,000
Recurring | Marketable securities | At fair value through profit and loss | Fair Value, Level 1
Fair value estimates
Financial assets	1,992,707,000	170,747,000
Recurring | Marketable securities | At fair value through profit and loss | Fair Value, Level 2
Fair value estimates
Financial assets	783,255,000	1,856,668,000
Recurring | Investments in Ensyn | Available for sale financial assets
Fair value estimates
Financial assets	105,955,000	104,389,000
Recurring | Investments in Ensyn | Available for sale financial assets | Fair Value, Level 3
Fair value estimates
Financial assets	105,955,000	104,389,000
Recurring | Investments in CelluForce | Available for sale financial assets
Fair value estimates
Financial assets	13,962,000	12,857,000
Recurring | Investments in CelluForce | Available for sale financial assets | Fair Value, Level 3
Fair value estimates
Financial assets	13,962,000	12,857,000
Recurring | Investments in Spinnova | Available for sale financial assets
Fair value estimates
Financial assets	19,847,000
Recurring | Investments in Spinnova | Available for sale financial assets | Fair Value, Level 3
Fair value estimates
Financial assets	19,847,000
Recurring | Biological assets
Fair value estimates
Biological asset (Note 18)	4,253,008,000	4,351,641,000
Recurring | Biological assets | Fair Value, Level 3
Fair value estimates
Biological asset (Note 18)	BRL 4,253,008,000	BRL 4,351,641,000